American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
September 30, 2020

VP Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.8%
Aerospace and Defense — 0.6%
General Dynamics Corp.	2,804	388,158
Huntington Ingalls Industries, Inc.	3,832	539,354
Lockheed Martin Corp.	3,197	1,225,346
		2,152,858
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	17,603	2,933,188
Airlines — 0.1%
Delta Air Lines, Inc.	11,167	341,487
Auto Components — 0.3%
BorgWarner, Inc.	31,258	1,210,935
Banks — 6.7%
Bank of America Corp.	192,375	4,634,314
Citigroup, Inc.	20,697	892,248
Citizens Financial Group, Inc.	42,265	1,068,459
Comerica, Inc.	46,593	1,782,182
Fifth Third Bancorp	57,953	1,235,558
JPMorgan Chase & Co.	68,623	6,606,336
M&T Bank Corp.	10,875	1,001,479
PNC Financial Services Group, Inc. (The)	4,939	542,845
Prosperity Bancshares, Inc.	34,564	1,791,452
Regions Financial Corp.	17,954	207,010
SVB Financial Group(1)	4,425	1,064,743
Truist Financial Corp.	28,035	1,066,732
U.S. Bancorp	8,082	289,740
Wells Fargo & Co.	24,028	564,898
Zions Bancorp N.A.	40,407	1,180,693
		23,928,689
Beverages — 1.3%
Coca-Cola Co. (The)	3,477	171,659
Molson Coors Beverage Co., Class B	56,150	1,884,394
Monster Beverage Corp.(1)	65	5,213
PepsiCo, Inc.	19,591	2,715,313
		4,776,579
Biotechnology — 3.8%
AbbVie, Inc.	44,376	3,886,894
Alexion Pharmaceuticals, Inc.(1)	5,819	665,868
Amgen, Inc.	11,013	2,799,064
Biogen, Inc.(1)	7,104	2,015,263
Gilead Sciences, Inc.	43,226	2,731,451
Incyte Corp.(1)	4,704	422,137
Regeneron Pharmaceuticals, Inc.(1)	1,832	1,025,517
		13,546,194
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	17,229	1,490,653
Johnson Controls International plc	6,051	247,183
Masco Corp.	34,645	1,909,979
		3,647,815

Capital Markets — 3.8%
Ameriprise Financial, Inc.	7,152	1,102,195
BlackRock, Inc.	2,444	1,377,316
Cboe Global Markets, Inc.	14,873	1,304,957
FactSet Research Systems, Inc.	3,080	1,031,431
Franklin Resources, Inc.	28,521	580,402
Goldman Sachs Group, Inc. (The)	7,925	1,592,687
Moody's Corp.	5,140	1,489,829
Morgan Stanley	27,661	1,337,410
State Street Corp.	19,488	1,156,223
T. Rowe Price Group, Inc.	19,606	2,513,881
		13,486,331
Chemicals — 1.9%
Dow, Inc.	33,859	1,593,066
Eastman Chemical Co.	27,859	2,176,345
LyondellBasell Industries NV, Class A	42,692	3,009,359
		6,778,770
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	9,429	880,197
Waste Management, Inc.	2,168	245,353
		1,125,550
Communications Equipment — 0.9%
Cisco Systems, Inc.	65,550	2,582,015
Juniper Networks, Inc.	19,542	420,153
Motorola Solutions, Inc.	2,199	344,825
		3,346,993
Construction and Engineering — 0.2%
Quanta Services, Inc.	13,842	731,688
Consumer Finance — 1.0%
Capital One Financial Corp.	16,322	1,172,899
Discover Financial Services	4,484	259,085
Synchrony Financial	75,662	1,980,075
		3,412,059
Containers and Packaging — 2.3%
Amcor plc	236,241	2,610,463
International Paper Co.	86,114	3,491,062
Packaging Corp. of America	12,959	1,413,179
WestRock Co.	19,975	693,931
		8,208,635
Distributors — 0.3%
Genuine Parts Co.	4,624	440,066
LKQ Corp.(1)	17,585	487,632
		927,698
Diversified Consumer Services — 0.1%
H&R Block, Inc.	18,829	306,724
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	25,899	5,514,933
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	58,803	1,676,474
CenturyLink, Inc.	37,504	378,415
Verizon Communications, Inc.	103,781	6,173,932
		8,228,821
Electric Utilities — 1.9%
Duke Energy Corp.	5,921	524,364
Evergy, Inc.	15,568	791,166

Exelon Corp.	32,001	1,144,356
IDACORP, Inc.	1,860	148,614
NextEra Energy, Inc.	6,030	1,673,687
NRG Energy, Inc.	58,686	1,804,007
OGE Energy Corp.	4,669	140,023
PPL Corp.	308	8,381
Southern Co. (The)	10,677	578,907
		6,813,505
Electrical Equipment — 0.9%
Eaton Corp. plc	10,913	1,113,454
Emerson Electric Co.	32,776	2,149,122
		3,262,576
Electronic Equipment, Instruments and Components — 0.3%
Jabil, Inc.	16,853	577,384
Zebra Technologies Corp., Class A(1)	1,503	379,447
		956,831
Energy Equipment and Services — 0.3%
Baker Hughes Co.	69,503	923,695
Entertainment — 1.0%
Activision Blizzard, Inc.	20,292	1,642,638
Electronic Arts, Inc.(1)	13,725	1,789,877
		3,432,515
Equity Real Estate Investment Trusts (REITs) — 4.4%
AvalonBay Communities, Inc.	4,406	657,992
CubeSmart	32,586	1,052,854
Digital Realty Trust, Inc.	2,796	410,341
Extra Space Storage, Inc.	14,169	1,515,941
Gaming and Leisure Properties, Inc.	25,541	943,229
Healthcare Trust of America, Inc., Class A	12,547	326,222
Industrial Logistics Properties Trust	9,674	211,570
Life Storage, Inc.	13,776	1,450,200
Medical Properties Trust, Inc.	72,927	1,285,703
National Retail Properties, Inc.	5,518	190,426
Prologis, Inc.	4,216	424,214
Public Storage	7,201	1,603,807
Realty Income Corp.	29,090	1,767,217
Regency Centers Corp.	128	4,867
Simon Property Group, Inc.	4,085	264,218
VICI Properties, Inc.	73,052	1,707,225
WP Carey, Inc.	30,039	1,957,341
		15,773,367
Food and Staples Retailing — 0.6%
Kroger Co. (The)	16,246	550,902
Sysco Corp.	11,164	694,624
Walgreens Boots Alliance, Inc.	6,787	243,789
Walmart, Inc.	4,734	662,334
		2,151,649
Food Products — 3.2%
Campbell Soup Co.	11,826	572,024
General Mills, Inc.	70,130	4,325,618
Hershey Co. (The)	11,016	1,579,033
Hormel Foods Corp.	25,503	1,246,842
Kellogg Co.	34,051	2,199,354
Kraft Heinz Co. (The)	53,331	1,597,264
		11,520,135

Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	24,686	2,686,577
ABIOMED, Inc.(1)	2,165	599,835
Baxter International, Inc.	21,337	1,715,922
Danaher Corp.	2,188	471,142
DexCom, Inc.(1)	375	154,586
Medtronic plc	9,129	948,686
Zimmer Biomet Holdings, Inc.	4,116	560,352
		7,137,100
Health Care Providers and Services — 3.3%
Anthem, Inc.	6,560	1,761,950
Cardinal Health, Inc.	51,937	2,438,442
Cigna Corp.	2,439	413,191
CVS Health Corp.	41,486	2,422,783
Humana, Inc.	3,427	1,418,401
McKesson Corp.	7,463	1,111,465
UnitedHealth Group, Inc.	7,378	2,300,239
		11,866,471
Health Care Technology — 0.4%
Cerner Corp.	20,480	1,480,499
Hotels, Restaurants and Leisure — 0.7%
Darden Restaurants, Inc.	4,165	419,582
Las Vegas Sands Corp.	105	4,899
McDonald's Corp.	7,016	1,539,942
Starbucks Corp.	57	4,898
Vail Resorts, Inc.	2,588	553,754
		2,523,075
Household Durables — 0.4%
Leggett & Platt, Inc.	14,875	612,404
Mohawk Industries, Inc.(1)	4,302	419,832
PulteGroup, Inc.	8,779	406,380
		1,438,616
Household Products — 2.1%
Clorox Co. (The)	4,983	1,047,277
Colgate-Palmolive Co.	4,883	376,723
Kimberly-Clark Corp.	24,506	3,618,556
Procter & Gamble Co. (The)	18,837	2,618,155
		7,660,711
Industrial Conglomerates — 2.0%
3M Co.	35,662	5,712,339
Carlisle Cos., Inc.	1,931	236,297
Honeywell International, Inc.	6,556	1,079,183
		7,027,819
Insurance — 4.1%
Aflac, Inc.	30,685	1,115,400
Allstate Corp. (The)	22,017	2,072,680
Aon plc, Class A	2,789	575,371
Assurant, Inc.	5,738	696,077
Brown & Brown, Inc.	13,150	595,300
First American Financial Corp.	25,973	1,322,285
Marsh & McLennan Cos., Inc.	15,289	1,753,648
MetLife, Inc.	72,941	2,711,217
Old Republic International Corp.	15,697	231,374
Principal Financial Group, Inc.	23,997	966,359

Prudential Financial, Inc.	33,046	2,099,082
Travelers Cos., Inc. (The)	4,235	458,185
		14,596,978
Interactive Media and Services — 2.4%
Alphabet, Inc., Class A(1)	4,611	6,757,882
Facebook, Inc., Class A(1)	6,846	1,792,967
		8,550,849
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	1,938	6,102,239
Booking Holdings, Inc.(1)	325	555,971
eBay, Inc.	22,035	1,148,023
		7,806,233
IT Services — 3.6%
Akamai Technologies, Inc.(1)	3,307	365,556
Automatic Data Processing, Inc.	10,777	1,503,284
Cognizant Technology Solutions Corp., Class A	6,494	450,813
International Business Machines Corp.	41,489	5,047,967
MasterCard, Inc., Class A	1,453	491,361
Paychex, Inc.	25,273	2,016,027
Visa, Inc., Class A	5,258	1,051,442
Western Union Co. (The)	87,198	1,868,653
		12,795,103
Leisure Products — 0.1%
Polaris, Inc.	5,392	508,681
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	19,321	1,950,262
Machinery — 2.3%
AGCO Corp.	18,255	1,355,799
Caterpillar, Inc.	14,701	2,192,654
Cummins, Inc.	13,646	2,881,490
Flowserve Corp.	14,314	390,629
Snap-on, Inc.	8,371	1,231,625
		8,052,197
Media — 1.2%
Comcast Corp., Class A	27,365	1,265,905
Discovery, Inc., Class C(1)	9,786	191,805
DISH Network Corp., Class A(1)	15,342	445,378
Interpublic Group of Cos., Inc. (The)	135,813	2,264,003
		4,167,091
Metals and Mining — 0.7%
Nucor Corp.	12,488	560,212
Reliance Steel & Aluminum Co.	12,636	1,289,377
Steel Dynamics, Inc.	27,411	784,777
		2,634,366
Multi-Utilities — 0.3%
Dominion Energy, Inc.	12,365	975,969
Multiline Retail — 0.8%
Target Corp.	19,197	3,021,992
Oil, Gas and Consumable Fuels — 1.4%
Chevron Corp.	8,361	601,992
ConocoPhillips	4,296	141,081
EOG Resources, Inc.	9,058	325,544
Exxon Mobil Corp.	31,175	1,070,238
HollyFrontier Corp.	280	5,519
Kinder Morgan, Inc.	56,301	694,191

Phillips 66	6,200	321,408
Valero Energy Corp.	128	5,545
Williams Cos., Inc. (The)	86,454	1,698,821
		4,864,339
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	9,125	1,991,531
Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	91,331	5,506,346
Eli Lilly & Co.	3,048	451,165
Jazz Pharmaceuticals plc(1)	7,834	1,117,050
Johnson & Johnson	40,965	6,098,869
Merck & Co., Inc.	53,831	4,465,281
Mylan NV(1)	63,761	945,576
Pfizer, Inc.	133,275	4,891,193
		23,475,480
Professional Services — 0.5%
Robert Half International, Inc.	31,408	1,662,739
Road and Rail — 0.8%
CSX Corp.	18,327	1,423,458
Kansas City Southern	6,332	1,145,016
Union Pacific Corp.	1,047	206,123
		2,774,597
Semiconductors and Semiconductor Equipment — 3.5%
Broadcom, Inc.	12,115	4,413,737
Intel Corp.	53,894	2,790,631
KLA Corp.	2,727	528,329
Lam Research Corp.	1,890	627,007
Maxim Integrated Products, Inc.	7,192	486,251
QUALCOMM, Inc.	129	15,181
Texas Instruments, Inc.	24,369	3,479,650
		12,340,786
Software — 5.3%
Adobe, Inc.(1)	3,837	1,881,780
Autodesk, Inc.(1)	1,386	320,180
Cadence Design Systems, Inc.(1)	13,786	1,470,001
DocuSign, Inc.(1)	27	5,811
Intuit, Inc.	1,926	628,280
Microsoft Corp.	31,399	6,604,152
NortonLifeLock, Inc.	107,730	2,245,093
Oracle Corp. (New York)	20,695	1,235,492
salesforce.com, Inc.(1)	9,319	2,342,051
ServiceNow, Inc.(1)	2,992	1,451,120
VMware, Inc., Class A(1)	3,776	542,498
		18,726,458
Specialty Retail — 2.0%
AutoZone, Inc.(1)	367	432,194
Best Buy Co., Inc.	6,212	691,334
Home Depot, Inc. (The)	15,368	4,267,847
Lowe's Cos., Inc.	7,126	1,181,918
Ulta Beauty, Inc.(1)	2,539	568,685
		7,141,978
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	55,697	6,450,269
HP, Inc.	104,037	1,975,663

NetApp, Inc.	29,774	1,305,292
Seagate Technology plc	43,404	2,138,515
		11,869,739
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc.	41,560	654,570
Trading Companies and Distributors — 1.7%
Fastenal Co.	59,316	2,674,558
W.W. Grainger, Inc.	3,030	1,081,013
Watsco, Inc.	9,649	2,247,156
		6,002,727
TOTAL COMMON STOCKS (Cost $295,978,188)		345,139,176
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $1,802,795)	15,040	1,776,675
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $3,586,666), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $3,517,002)		3,516,997
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $5,425,412), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $5,319,007)		5,319,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	123,045	123,045
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,959,042)		8,959,042
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $306,740,025)		355,874,893
OTHER ASSETS AND LIABILITIES — 0.2%		544,327
TOTAL NET ASSETS — 100.0%		$356,419,220

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	41	December 2020	$6,871,600	$41,023
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	345,139,176	—	—
Exchange-Traded Funds	1,776,675	—	—
Temporary Cash Investments	123,045	8,835,997	—
	347,038,896	8,835,997	—

Other Financial Instruments
Futures Contracts	41,023	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.